Note 3 - Inventory (Details) - The Components of Inventories - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
The Components of Inventories [Abstract]
Network equipment purchased for resale	¥ 667,110	¥ 503,334
Work in process	562,353	1,166,924
Total inventories	¥ 1,229,463	¥ 1,670,258